SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculation of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class A ordinary shares
Numerator:
Allocation of net loss, as adjusted	$ 4,959,912	$ (9,780,661)
Denominator:
Weighted Average Number of Shares Outstanding, Basic	81,681,000	18,828,526
Weighted Average Number of Shares Outstanding, Diluted	81,681,000	18,828,526
Earnings Per Share, Basic	$ 0.06	$ (0.52)
Earnings Per Share, Diluted	$ 0.06	$ (0.52)
Class B ordinary shares
Numerator:
Allocation of net loss, as adjusted	$ 1,239,978	$ (9,861,099)
Denominator:
Weighted Average Number of Shares Outstanding, Basic	20,420,250	18,983,377	18,750,000
Weighted Average Number of Shares Outstanding, Diluted	20,420,250	18,983,377	18,750,000
Earnings Per Share, Basic	$ 0.06	$ (0.52)	$ 0.00
Earnings Per Share, Diluted	$ 0.06	$ (0.52)	$ 0.00